Feb. 28, 2020

VOYA MUTUAL FUNDS

Voya Global Diversified Payment Fund

(the “Fund”)

Supplement dated April 3, 2020

to the Fund’s Class A, Class C, Class I, Class R, Class R6, Class T and Class W

shares Prospectus and Summary Prospectus each dated February 28, 2020

(each a “Prospectus” and collectively the “Prospectuses”)

On March 18, 2020, the Board of Trustees of Voya Mutual Funds approved changes with respect to the Fund’s principal investment strategies and expense limits, effective on or about April 30, 2020.

Effective on or about April 30, 2020, the Fund’s Prospectuses are revised as follows:

1.	The section entitled “Annual Fund Operating Expenses” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Annual Fund Operating Expenses[2]
Expenses you pay each year as a % of the value of your investment

Class		A	C	I	R
Management Fees[3]	%	0.21	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	0.25	1.00	None	0.50
Other Expenses	%	0.16	0.16	0.17	0.16
Acquired Fund Fees and Expenses	%	0.61	0.61	0.61	0.61
Total Annual Fund Operating Expenses[4]	%	1.23	1.98	0.99	1.48
Waivers, Reimbursements and Recoupments[5]	%	(0.07)	(0.07)	(0.14)	(0.07)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	1.16	1.91	0.85	1.41

Class		R6	T	W
Management Fees[3]	%	0.21	0.21	0.21
Distribution and/or Shareholder Services (12b-1) Fees	%	None	0.25	None
Other Expenses	%	0.77	0.16	0.16
Acquired Fund Fees and Expenses	%	0.61	0.61	0.61
Total Annual Fund Operating Expenses[4]	%	1.59	1.23	0.98
Waivers, Reimbursements and Recoupments[5]	%	(0.74)	(0.07)	(0.07)
Total Annual Fund Operating Expenses After Waivers and Reimbursements	%	0.85	1.16	0.91

1    A contingent deferred sales charge of 1.00% is assessed on certain redemptions of Class A shares made within 18 months after purchase where no initial sales charge was paid at the time of purchase as part of an investment of $1 million or more.

2    Expense information has been restated to reflect current contractual rates.

3 The Fund’s Management Fee structure is a “bifurcated fee” structure as follows: an annual rate of 0.18% of the Fund’s average daily net assets invested in Underlying Funds within the Voya family of funds; and 0.40% of the Fund’s average daily net assets invested in direct investments, which include, but are not limited to, a security issued by an investment company that is not part of the Voya family of funds, including exchange-traded funds, a security issued by a non-mutual fund issuer, such as an operating company, and derivative instruments other than call options written by the Fund’s sub-adviser.

4 Total Annual Fund Operating Expenses may be higher than the Fund's ratio of expenses to average net assets shown in the Financial Highlights, which reflects the operating expenses of the Fund and does not include Acquired Fund Fees and Expenses.

5The adviser is contractually obligated to limit expenses to 1.16%, 1.91%, 0.85%, 1.41%, 0.85%, 1.16% and 0.91% for Class A, Class C, Class I, Class R, Class R6, Class T, and Class W shares, respectively, through March 1, 2022.  The limitation does not extend to interest, taxes, investment-related costs, leverage expenses, and extraordinary expenses. This limitation is subject to possible recoupment by the adviser within 36 months of the waiver or reimbursement. Termination or modification of this obligation requires approval by the Fund’s board.

2.	The table in the section entitled “Expense Example” in the summary section of the Fund’s Prospectuses is deleted and replaced with the following:

Class	Share Status	1 Yr	3 Yrs	5 Yrs	10 Yrs
A	Sold or Held	$686	936	1,205	1,972
C	Sold	$294	615	1,061	2,301
	Held	$194	615	1,061	2,301
I	Sold or Held	$87	301	533	1,200
R	Sold or Held	$144	461	801	1,762
R6	Sold or Held	$87	429	796	1,827
T	Sold or Held	$365	624	902	1,695
W	Sold or Held	$93	305	535	1,195

3.	The section entitled “Principal Investment Strategies” of the Fund’s Prospectuses is deleted and replaced with the following:

PRINCIPAL INVESTMENT STRATEGIES

The Fund seeks to achieve its investment objectives through strategic allocation to a diversified portfolio of other funds (“Underlying Funds”) invested in: global equity; fixed-income, which may include floating rate loans and emerging markets debt; and real estate securities and real estate investment trusts; combined with a managed payment policy (the “Managed Payment Policy”). The Underlying Funds may or may not be affiliated with the investment adviser. The Underlying Funds will invest in the securities of issuers in a number of different countries, one of which may be the United States.

The Fund normally invests at least 65% of its assets in Underlying Funds affiliated with the investment adviser; the sub-adviser (“Sub-Adviser”) may in its discretion invest up to 35% of the Fund’s assets in Underlying Funds that are not affiliated with the investment adviser, including exchange-traded funds, to make tactical allocations and/or to gain exposure to equity securities, fixed-income securities or alternative strategies.

The Managed Payment Policy is designed to provide to holders of a share class of the Fund 12 level monthly payments throughout each calendar year. The Fund’s Sub-Adviser in its discretion and with assistance from the Fund’s investment adviser, will determine a new Annual Payment Rate each January for the coming calendar year based on the Fund’s objectives, as well as the Sub-Adviser’s assessment of the market environment and its asset allocation views. Based on the Fund’s Annual Payment Rate for a year, the Fund will determine a monthly payment amount for each share class of the Fund; the payments will differ among the classes based on the expense structures of the classes and the number of shares of the share class. The annual rate at which the Fund will make payments with respect to any share class is expected to range between 4.25% and 7.25%. During calendar year 2020, the Fund will make a level monthly payment of $0.038 per share for Class A shares, $0.034 per share for Class C shares, $0.040 per share for Class I shares, $0.036 per share for Class R shares, $0.040 per share for Class R6 shares, $0.038 per share for Class T shares, and $0.040 per share for Class W shares for 2020 based on Annual Payment Rates of 5.75% for Class A shares, 5.00% for Class C shares, 6.06% for Class I shares, 5.50% for Class R shares, 6.06% for Class R6 shares, 5.75% for Class T shares, and 6.06% for Class W shares. For the calendar year 2021 the annual rate at which the Fund will make payments with respect to any share class is expected to range between 3.25% and 6.25%. Because the Fund is expected to make level monthly payments, the amount of the Fund’s distributions to a share class in respect of any period may exceed the amount of the Fund’s income and gains for that period. In that case, some or all of the Fund’s distributions will constitute a return of capital to shareholders. Historically, a substantial portion of the Fund’s distributions has included a return of capital.

The Fund uses a proprietary asset allocation strategy to determine the percentage of the Fund’s net assets to invest in each of the Underlying Funds (the “Target Allocations”). Under normal conditions, approximately 65% of the Fund’s net assets will be allocated to Underlying Funds investing in equity securities; and approximately 35% of the Fund’s net assets will be allocated to Underlying Funds investing in fixed-income securities, including floating rate loans and emerging markets debt. As these are Target Allocations, the actual allocations of the Fund’s assets may deviate from the percentages shown. The Target Allocations are measured with reference to the primary strategies of the Underlying Funds; actual exposures to equity securities and fixed-income securities will vary from the Target Allocations if an Underlying Fund is not substantially invested in accordance with its primary strategy.

The Sub-Adviser seeks to diversify the Fund’s equity holdings by including Underlying Funds that invest in companies of all market capitalizations, that invest using a growth style, a value style, or a blend and that invest in companies in developed countries and countries with emerging securities markets, and Underlying Funds that invest in real estate securities.

The fixed-income portion of the Fund will invest in Underlying Funds that invest in both investment-grade securities and non-investment-grade debt securities (commonly known as “junk bonds”). The investment-grade debt securities will have a dollar-weighted average duration between two and ten years. Duration is the most commonly used measure of risk in fixed-income investments as it incorporates multiple features of the fixed-income instrument (e.g., yield, coupon, maturity, etc.) into one number. Duration is a measure of sensitivity of the price of a fixed-income instrument to a change in interest rates. Duration is a weighted average of the times that interest payments and the final return of principal are expected to be received. The weights are the amounts of the payments discounted by the yield-to-maturity of the fixed-income instrument. Duration is expressed as a number of years. The bigger the duration number, the greater the interest-rate risk or reward for the fixed-income instrument prices. For example, the price of a bond with an average duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. Conversely, the price of a bond with an average duration of five years would be expected to rise approximately 5% if interest rates drop by one percentage point.

The Fund may also allocate assets to non-traditional asset classes (also known as alternative strategies) which include commodities.

The Fund will be rebalanced periodically to return to the Target Allocations. The Fund’s Target Allocations may be changed, at any time, in accordance with the Fund’s asset allocation process. The Fund may periodically deviate from the Target Allocations based on an assessment of the current market conditions or other factors. Generally, the deviations would be expected to fall in the range of +/- 10% relative to the current Target Allocations. The Sub-Adviser may determine, in light of market conditions or other factors, to deviate by a wider margin in order to protect the Fund, achieve its investment objective or to take advantage of particular opportunities.

The Sub-Adviser may seek to enhance returns and/or moderate volatility by exercising strategies that use derivative instruments, which may include forward foreign currency exchange contracts, futures (including broad based indices, equities, commodities, currencies, and bonds), swaps (including interest rate swaps, total return swaps, and credit default swaps), and options on any of the previously mentioned asset class or instruments, including exchange-traded funds and single stocks. The Sub-Adviser may also take a defensive cash position. The Sub-Adviser may also use derivatives as a substitute for taking a position in the underlying asset, to earn income, and to assist in managing cash.

4.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to delete the following risk: “Option Writing.”

5.	The section entitled “Principal Risks” of the Fund’s Prospectuses is hereby revised to include the following risk:

Market Disruption and Geopolitical:  The Fund is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. War, terrorism, and related geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse long-term effects on U.S. and world economies and markets generally. Natural and environmental disasters, epidemics or pandemics and systemic market dislocations may also be highly disruptive to economies and markets. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the Fund. Given the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the U.S.